Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities
	For the year ended
	December 31,	December 31,
	2019	2018
Accrued liabilities related to:
Consultants and professional fees	$311,635	$151,427
Board of Directors' fees	-	22,500
Deferred gain on sale of aircraft (current)	-	155,301
Payroll (wages payable and vacation pay)	106,529	47,271
	418,164	376,499
Trade payables and other	30,764	123,036
	448,928	499,535